The Gabelli Multimedia Trust Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.8%
DISTRIBUTION COMPANIES  — 54.1%
Broadcasting  — 9.0%
10,000 Asahi Broadcasting Group Holdings Corp. $ 66,670
19,893 Beasley Broadcast Group Inc., Cl. A† .... 52,915
6,400 Chubu-Nippon Broadcasting Co. Ltd. ... 32,950
16,500 Cogeco Inc. ..................... 1,175,036
35,000 Corus Entertainment Inc., OTC, Cl. B .... 156,100
230,000 Corus Entertainment Inc., Toronto, Cl. B . 1,031,423
26,000 Discovery Inc., Cl. A† .............. 659,880
138,000 Discovery Inc., Cl. C† .............. 3,349,260
30,000 Fox Corp., Cl. A ................... 1,203,300
28,000 Fox Corp., Cl. B ................... 1,039,360
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 14,088
30,000 iHeartMedia Inc., Cl. A† ............. 750,600
15,000 Informa plc† .................... 111,039
244,000 ITV plc† ........................ 350,464
4,000 Lagardere SA† ................... 105,827
8,000 Liberty Broadband Corp., Cl. A† ....... 1,346,800
45,800 Liberty Broadband Corp., Cl. C† ....... 7,909,660
19,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. A† ........... 896,230
81,361 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........... 3,862,207
68,566 Media Prima Berhad† .............. 8,025
4,000 Nexstar Media Group Inc., Cl. A ....... 607,840
25,000 Nippon Television Holdings Inc. ....... 283,706
4,000 NRJ Group ...................... 27,893
3,000 RTL Group SA ................... 179,486
92,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,914,560
33,000 TBS Holdings Inc. ................. 508,513
69,000 TEGNA Inc. ..................... 1,360,680
30,000 Television Broadcasts Ltd.† .......... 23,701
22,000 Television Francaise 1 .............. 216,866
240,000 TV Azteca SAB de CV† .............. 9,778
30,254,857
Business Services  — 1.7%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 647
4,000 Fluent Inc.† ..................... 9,080
6,000 Impellam Group plc† ............... 32,337
13,700 S&P Global Inc. .................. 5,820,993
5,863,057
Cable  — 9.5%
11,000 AMC Networks Inc., Cl. A† ........... 512,490
300 Cable One Inc. ................... 543,939
3,800 Charter Communications Inc., Cl. A† .... 2,764,728
35,000 Cogeco Communications Inc. ......... 3,110,374
143,000 Comcast Corp., Cl. A ............... 7,997,990
44,000 Liberty Global plc, Cl. A† ............ 1,311,200
190,177 Liberty Global plc, Cl. C† ............ 5,602,614
19,400 MultiChoice Group ................ 147,084
Shares
Market
Value
100,000 Rogers Communications Inc., New York,
Cl. B ......................... $ 4,664,000
90,000 Shaw Communications Inc., New York,
Cl. B ......................... 2,613,600
4,000 Telenet Group Holding NV ........... 152,717
135,000 WideOpenWest Inc.† ............... 2,652,750
32,073,486
Computer Software and Services  — 0.9%
7,000 CyrusOne Inc., REIT ............... 541,870
17,500 SolarWinds Corp. ................. 292,775
2,000 Tencent Holdings Ltd., ADR .......... 118,541
6,000 Zoom Video Communications Inc., Cl. A† 1,569,000
20,000 Zuora Inc., Cl. A† ................. 331,600
2,853,786
Consumer Services  — 1.9%
50,000 Bollore SA ...................... 289,877
150 Cie de L'Odet SE .................. 208,503
800 Expedia Group Inc.† ............... 131,120
25,500 IAC/InterActiveCorp.† .............. 3,322,395
140,000 Liberty TripAdvisor Holdings Inc., Cl. A† . 432,600
213,000 Qurate Retail Inc., Cl. A ............. 2,170,470
6,554,965
Copyright/Creativity Companies  — 0.4%
22,500 Ubisoft Entertainment SA† ........... 1,352,142
Diversified Industrial  — 0.3%
27,000 Bouygues SA .................... 1,122,789
6,000 Malaysian Resources Corp. Berhad ..... 566
1,123,355
Entertainment  — 10.6%
85,000 Borussia Dortmund GmbH & Co. KGaA† . 474,182
17,000 GAN Ltd.† ...................... 252,790
470,000 Grupo Televisa SAB, ADR ............ 5,160,600
170,500 Liberty Media Acquisition Corp.† ...... 1,761,265
45,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............. 1,210,950
114,000 Liberty Media Corp.-
Liberty Braves, Cl. C† ............. 3,011,880
8,000 Liberty Media Corp.-
Liberty Formula One, Cl. A† ........ 376,400
33,000 Liberty Media Corp.-
Liberty Formula One, Cl. C† ........ 1,696,530
4,000 M6 Metropole Television SA .......... 83,216
40,020 Madison Square Garden Entertainment
Corp.† ....................... 2,908,253
28,500 Madison Square Garden Sports Corp.† .. 5,299,575
21,000 Naspers Ltd., Cl. N ................ 3,476,026
6,500 Netflix Inc.† ..................... 3,967,210
25,000 Reading International Inc., Cl. A† ...... 126,500
8,200 Reading International Inc., Cl. B† ...... 186,058

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Entertainment (Continued)
4,000 Roku Inc.† ...................... $ 1,253,400
50,000 Sirius XM Holdings Inc. ............. 305,000
23,500 Take-Two Interactive Software Inc.† .... 3,620,645
550,000 Wow Unlimited Media Inc.†(b)(c) ...... 412,522
35,583,002
Equipment  — 1.2%
7,200 Amphenol Corp., Cl. A .............. 527,256
56,018 Corning Inc. ..................... 2,044,097
35,000 Flex Ltd.† ....................... 618,800
6,000 QUALCOMM Inc. ................. 773,880
3,964,033
Financial Services  — 2.6%
15,000 Caribbean Investment Holdings Ltd.† ... 7,478
5,000 Conx Corp.† ..................... 50,200
1,500 Jardine Matheson Holdings Ltd. ....... 79,560
34,500 Kinnevik AB, Cl. A† ................ 1,355,661
25,000 Kinnevik AB, Cl. B† ................ 882,842
5,000 LendingTree Inc.† ................. 699,150
95,000 Orascom Financial Holding SAE† ...... 1,499
20,200 PayPal Holdings Inc.† .............. 5,256,242
35,500 Spartacus Acquisition Corp., Cl. A† ..... 359,615
9,000 VNV Global AB† .................. 108,048
14,000 Waterloo Investment Holdings Ltd.†(a) .. 4,200
8,804,495
Food and Beverage  — 0.3%
2,400 Pernod Ricard SA ................. 530,154
2,500 Remy Cointreau SA ................ 485,059
1,015,213
Information Technology  — 0.7%
27,500 Prosus NV ...................... 2,197,651
Real Estate  — 1.6%
13,000 American Tower Corp., REIT .......... 3,450,330
3,000 Crown Castle International Corp., REIT .. 519,960
5,500 Digital Realty Trust Inc., REIT ......... 794,475
15,000 Midway Investments†(a) ............ 202
33,000 Radius Global Infrastructure Inc., Cl. A† . 538,890
5,303,857
Retail  — 0.2%
200 Amazon.com Inc.† ................ 657,008
1,000 Best Buy Co. Inc. ................. 105,710
762,718
Satellite  — 3.1%
100,000 DISH Network Corp., Cl. A† .......... 4,346,000
74,000 EchoStar Corp., Cl. A† .............. 1,887,740
10,000 Iridium Communications Inc.† ........ 398,500
Shares
Market
Value
84,000 Loral Space & Communications Inc. .... $ 3,612,840
250,000 PT Indosat Tbk† .................. 116,157
3,000 SKY Perfect JSAT Holdings Inc. ....... 11,564
10,372,801
Telecommunications: Long Distance  — 0.5%
35,000 AT&T Inc. ....................... 945,350
15,000 BCE Inc. ........................ 751,421
4,203 TIM SA, ADR .................... 45,140
1,741,911
Telecommunications: National  — 4.3%
20,000 Deutsche Telekom AG .............. 403,013
50,000 Deutsche Telekom AG, ADR .......... 1,007,500
14,000 Elisa Oyj ....................... 869,875
2,000 Freenet AG ...................... 52,427
3,605 Hellenic Telecommunications Organization
SA .......................... 67,732
4,000 Itissalat Al-Maghrib ................ 63,014
50,000 Koninklijke KPN NV ................ 157,246
62,000 Liberty Latin America Ltd., Cl. A† ...... 810,960
92,909 Liberty Latin America Ltd., Cl. C† ...... 1,218,966
45,000 Lumen Technologies Inc. ............ 557,550
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 6,770
89,285 Megacable Holdings SAB de CV ....... 272,031
20,000 Nippon Telegraph & Telephone Corp. .... 554,383
5,000 Oi SA, ADR† ..................... 1,450
9,000 Orange SA, ADR .................. 97,470
22,000 PLDT Inc., ADR .................. 716,540
6,000 Rostelecom PJSC, ADR ............. 43,800
13,000 Shenandoah Telecommunications Co. ... 410,540
22,000 Swisscom AG, ADR ................ 1,265,220
10,000 Telecom Argentina SA, ADR .......... 49,500
315,000 Telecom Italia SpA ................ 123,840
20,000 Telefonica Brasil SA, ADR ........... 155,200
195,000 Telefonica SA, ADR ................ 918,450
140,000 Telekom Austria AG ................ 1,209,781
55,000 Telesites SAB de CV† ............... 47,349
15,172 Telia Co. AB ..................... 62,607
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 152,400
2,400 Telstra Corp. Ltd., ADR ............. 33,936
350,000 VEON Ltd., ADR† ................. 728,000
44,000 Verizon Communications Inc. ......... 2,376,440
14,433,990
Telecommunications: Regional  — 1.9%
123,000 Orange Belgium SA ................ 2,766,904
90,500 Telephone and Data Systems Inc. ...... 1,764,750
80,000 TELUS Corp. .................... 1,756,800
6,288,454
Wireless Communications  — 3.4%
60,000 Altice USA Inc., Cl. A† .............. 1,243,200

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Wireless Communications (Continued)
55,000 America Movil SAB de CV, Cl. L, ADR ... $ 971,850
26,000 Anterix Inc.† ..................... 1,578,200
389,058 Jasmine International PCL ........... 32,886
33,500 Millicom International Cellular SA, SDR† . 1,217,257
19,000 Orascom Investment Holding, GDR ..... 494
34,000 SK Telecom Co. Ltd., ADR† .......... 1,023,400
30,500 T-Mobile US Inc.† ................. 3,896,680
19,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 82,650
32,000 United States Cellular Corp.† ......... 1,020,480
25,000 Vodafone Group plc, ADR ........... 386,250
11,453,347
TOTAL DISTRIBUTION COMPANIES ... 181,997,120
COPYRIGHT/CREATIVITY COMPANIES  — 36.7%
Business Services  — 0.1%
5,000 Scientific Games Corp.† ............ 415,350
Business Services: Advertising  — 1.9%
1,000 Boston Omaha Corp., Cl. A† .......... 38,780
190,000 Clear Channel Outdoor Holdings Inc.† ... 514,900
9,000 comScore Inc.† .................. 35,100
20,000 JCDecaux SA† ................... 531,451
24,400 Lamar Advertising Co., Cl. A, REIT ..... 2,768,180
10,820 Magnite Inc.† .................... 302,960
15,000 Ocean Outdoor Ltd.† ............... 132,750
1,500 Publicis Groupe SA ................ 101,228
4,000 Ströeer SE & Co. KGaA ............. 330,362
50,000 The Interpublic Group of Companies Inc. . 1,833,500
6,589,211
Computer Hardware  — 2.9%
61,400 Apple Inc. ...................... 8,688,100
10,000 Dell Technologies Inc., Cl. C† ......... 1,040,400
9,728,500
Computer Software and Services  — 10.4%
46,000 Activision Blizzard Inc. .............. 3,559,940
4,000 Actua Corp.†(a) .................. 40
4,200 Alphabet Inc., Cl. A† ............... 11,228,784
800 Alphabet Inc., Cl. C† ............... 2,132,248
38,500 eBay Inc. ....................... 2,682,295
28,700 Facebook Inc., Cl. A† ............... 9,740,493
35,000 Hewlett Packard Enterprise Co. ........ 498,750
4,000 Match Group Inc.† ................ 627,960
10,000 Microsoft Corp. .................. 2,819,200
33,000 Momentive Global Inc.† ............. 646,800
300 Red Violet Inc.† .................. 7,743
32,000 Vimeo Inc.† ..................... 939,840
34,884,093
Shares
Market
Value
Consumer Products  — 1.0%
2,000 Johnson Outdoors Inc., Cl. A ......... $ 211,600
2,000 Nintendo Co. Ltd. ................. 975,965
35,500 Nintendo Co. Ltd., ADR ............. 2,103,375
3,290,940
Consumer Services  — 0.1%
1,400 Marriott Vacations Worldwide Corp. .... 220,262
Electronics  — 6.2%
67,000 IMAX Corp.† .................... 1,271,660
7,000 Intel Corp. ...................... 372,960
3,509 Koninklijke Philips NV .............. 155,940
29,036 Micro Focus International plc, ADR ..... 157,956
15,000 Resideo Technologies Inc.† .......... 371,850
169,000 Sony Group Corp., ADR ............. 18,688,020
21,018,386
Entertainment  — 5.7%
35,000 CuriosityStream Inc.† .............. 368,900
79,200 GMM Grammy Public Co. Ltd.† ....... 31,366
6,000 Lions Gate Entertainment Corp., Cl. B† .. 78,000
9,900 Live Nation Entertainment Inc.† ....... 902,187
41,000 Manchester United plc, Cl. A ......... 794,170
800 Spotify Technology SA† ............. 180,272
17,176 STV Group plc ................... 85,629
120,000 Tencent Music Entertainment Group, ADR† 870,000
48,300 The Marcus Corp.† ................ 842,835
34,500 The Walt Disney Co.† .............. 5,836,365
32,000 Universal Entertainment Corp.† ....... 726,861
50,000 Universal Music Group NV† .......... 1,338,763
74,000 ViacomCBS Inc., Cl. A .............. 3,113,180
18,000 ViacomCBS Inc., Cl. B .............. 711,180
125,000 Vivendi SE ...................... 1,578,976
25,200 Warner Music Group Corp., Cl. A ...... 1,077,048
13,000 World Wrestling Entertainment Inc., Cl. A 731,380
19,267,112
Financial Services  — 0.1%
50,000 Waverley Capital Acquisition Corp. 1† ... 493,000
Hotels and Gaming  — 4.7%
58,000 Boyd Gaming Corp.† ............... 3,669,080
300 Caesars Entertainment Inc.† .......... 33,684
1,800 Churchill Downs Inc. ............... 432,144
63,000 Entain plc† ...................... 1,808,076
800 Flutter Entertainment plc† ........... 158,239
30,000 Full House Resorts Inc.† ............ 318,300
15,000 Golden Entertainment Inc.† .......... 736,350
4,200 Greek Organization of Football Prognostics
SA .......................... 65,094
80,000 International Game Technology plc† .... 2,105,600
7,400 Las Vegas Sands Corp.† ............ 270,840

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $412,522 or 0.12% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(d) At September 30, 2021, $600,000 of the principal amount was pledged as collateral for current or potential holdings.
† Non-income producing security.
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Hotels and Gaming (Continued)
170,000 Mandarin Oriental International Ltd.† ... $ 355,300
29,000 Melco Resorts & Entertainment Ltd., ADR† 296,960
22,000 MGM China Holdings Ltd.† .......... 13,678
28,000 MGM Resorts International .......... 1,208,200
4,000 Penn National Gaming Inc.† .......... 289,840
35,000 Ryman Hospitality Properties Inc., REIT† . 2,929,500
14,500 Wynn Resorts Ltd.† ............... 1,228,875
15,919,760
Publishing  — 1.9%
20,000 Arnoldo Mondadori Editore SpA† ...... 41,932
974,000 Bangkok Post plc† ................ 31,665
15,000 Barnes & Noble Education Inc.† ....... 149,850
1,700 Graham Holdings Co., Cl. B .......... 1,001,572
600 John Wiley & Sons Inc., Cl. B ......... 31,398
6,000 Lee Enterprises Inc.† ............... 135,840
35,000 Meredith Corp.† .................. 1,949,500
5,263 Nation International Edutainment PCL† .. 607
1,000,000 Nation Multimedia Group Public Co. Ltd.† 9,753
27,000 News Corp., Cl. A ................. 635,310
28,500 News Corp., Cl. B ................. 662,055
6,779 Novus Holdings Ltd. ............... 1,058
220,000 Singapore Press Holdings Ltd. ........ 317,573
63,000 The E.W. Scripps Co., Cl. A .......... 1,137,780
1,800 Wolters Kluwer NV ................ 190,947
6,296,840
Real Estate  — 1.7%
4,500 Equinix Inc., REIT ................. 3,555,585
82,000 Outfront Media Inc., REIT ........... 2,066,400
5,621,985
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 123,745,439
TOTAL COMMON STOCKS ......... 305,742,559
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 52,600
PREFERRED STOCKS  — 0.3%
DISTRIBUTION COMPANIES  — 0.3%
Broadcasting  — 0.0%
5,500 Liberty Broadband Corp., Ser. A, 7.000% . 153,175
Consumer Services  — 0.3%
8,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 865,200
TOTAL DISTRIBUTION COMPANIES ... 1,018,375
TOTAL PREFERRED STOCKS ........ 1,018,375
Shares
Market
Value
RIGHTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Broadcasting  — 0.0%
14,000 Media General Inc., CVR†(a) ......... $ 0
Entertainment  — 0.0%
85,000 Borussia Dortmund GmbH & Co. KGaA,
expire 10/06/21† ................ 1,674
TOTAL DISTRIBUTION COMPANIES ... 1,674
TOTAL RIGHTS ................ 1,674
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Financial Services  — 0.0%
25,000 Spartacus Acquisition Corp., expire
10/31/27† ..................... 40,000
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 12
TOTAL DISTRIBUTION COMPANIES ... 40,012
TOTAL WARRANTS .............. 40,012
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.9%
$ 29,815,000 U.S. Treasury Bills,
0.017% to 0.050%††, 10/07/21 to
03/24/22(d) ................... 29,813,141
TOTAL INVESTMENTS — 100.0% ....
(Cost $257,520,127) ............. $ 336,668,361
Acquisition
Shares Issuer
Acquisition
Date
Acquisition
Cost
09/30/21
Carrying
Value
Per Share
550,000 Wow Unlimited
Media Inc. ........
05/05/18
- 10/01/19 $535,492 $0.7500

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 77.7% $ 261,501,432
Europe .............................. 10.9 36,554,458
Japan ............................... 7.1 23,952,006
Latin America ....................... 2.0 6,752,343
Asia/Pacific ......................... 1.2 4,218,948
South Africa ......................... 1.1 3,624,167
Africa/Middle East ................... 0.0 * 65,007
Total Investments ................... 100.0% $ 336,668,361
* Amount represents less than 0.05%.